AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 98.6%
California – 94.8%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2047(a)	$17,955	$10,871,174
AG Series 2022-C 0.00%, 10/01/2052(a)	1,000	593,379
AG Series 2024 Zero Coupon, 10/01/2053	2,000	523,628
Anaheim Public Financing Authority (City of Anaheim CA Lease) AG Series 1997 Zero Coupon, 09/01/2031	5,000	4,374,011
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C 0.00%, 05/01/2047(a)	9,155	7,385,526
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.18% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,985,677
2.29% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,596,423
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.00%, 07/01/2032	1,000	1,137,817
5.25%, 07/01/2044	3,000	3,280,535
5.25%, 07/01/2049	9,000	9,539,866
AG Series 2024-B 4.00%, 07/01/2039	1,150	1,181,664
4.50%, 07/01/2054	2,000	1,975,514
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,326,831
Series 2024C 5.00%, 08/01/2055	8,600	9,304,001
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024B 5.00%, 01/01/2055	12,000	12,680,542
Series 2024G 5.00%, 11/01/2055	10,000	10,540,026
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	5,380	6,025,279

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	$2,310	$2,556,350
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	11,149,838
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	5,745	5,855,472
Series 2023 5.00%, 12/01/2053	8,650	9,203,412
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,155,454
Series 2022-A 4.00%, 05/01/2053	3,675	3,762,209
Series 2023 4.088% (SOFR + 1.63%), 07/01/2053(b)	5,000	5,041,955
4.128% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,075,303
5.00%, 02/01/2054	12,500	13,518,732
Series 2024-E 5.00%, 02/01/2055	4,700	5,140,900
Series 2026-A 3.908% (SOFR + 1.45%), 04/01/2056(b)	3,000	2,999,914
5.00%, 04/01/2056	1,000	1,109,615
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056	12,265	13,682,169
Series 2025G 5.00%, 12/01/2035	2,000	2,252,329
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036	3,000	3,269,246
California Community Choice Financing Authority (Pacific Life Insurance) Series 2024-F 5.00%, 02/01/2055	5,020	5,510,620
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055	10,000	11,063,685
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,682,960
5.25%, 05/01/2048	2,750	2,784,005
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	848,300

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	$2,000	$1,716,000
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	698,560
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,387,959
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	6,500	1,395,616
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	6,369,932
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	1,470	1,487,891
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,309,040
5.00%, 12/01/2044	6,885	6,969,993
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,019,423
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,562,631
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,866,382
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,831,221
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	3,000	2,771,082
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,585,006
4.00%, 06/01/2061(c)	840	687,739

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	$2,245	$2,571,440
5.00%, 12/01/2036	4,250	4,794,009
5.00%, 12/01/2039	1,500	1,649,476
Series 2025 5.00%, 12/01/2032	1,250	1,409,353
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,393,684
5.00%, 08/15/2036	3,000	3,055,762
5.00%, 08/15/2042	2,000	2,017,670
California Health Facilities Financing Authority (CommonSpirit Health Obligated Group) Series 2024-A 5.00%, 12/01/2054	3,200	3,328,979
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	7,005	7,293,698
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	6,783	6,938,989
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	6,093	6,367,681
Series 2021-2, Class X 0.825%, 03/25/2035(d)	2,816	107,068
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,863	1,857,846
Series 2021-3, Class X 0.793%, 08/20/2036(d)	2,469	106,947
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,947	2,069,239
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054	10,000	10,188,613
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	6,750	6,915,985
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(c)	18,800	18,806,328

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	$3,250	$3,383,357
5.00%, 11/01/2054	4,500	4,633,929
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,309,541
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 2.58% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,594,110
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	20,499,394
California Municipal Finance Authority Series 2026 1.00%, 12/20/2043(c) (e)	1,000	1,032,219
Series 2026-1 4.05%, 07/20/2041(e)	1,000	967,204
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,905,747
5.00%, 06/01/2046	1,000	1,000,225
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	1,565	1,565,231
5.00%, 04/01/2041	1,485	1,461,403
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	582,082
5.00%, 10/01/2033	625	642,968
5.00%, 10/01/2034	570	585,478
5.00%, 10/01/2035	600	615,304
5.00%, 10/01/2036	1,150	1,177,339
5.00%, 10/01/2037	2,000	2,043,948
California Municipal Finance Authority (California Baptist University) Series 2025 5.125%, 11/01/2040(c)	1,350	1,441,066
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,222,600
4.00%, 10/01/2051	1,200	1,042,620

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (California Municipal Finance Authority Municipal Certificates Series 2026-1) Series 2026-1 4.05%, 07/20/2041(e)	$2,300	$2,325,685
California Municipal Finance Authority (California Municipal Finance Authority) Series 2025-2, Class A1 3.537%, 02/20/2041	4,364	4,225,022
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,457,247
5.00%, 05/15/2041	3,470	3,570,344
5.00%, 05/15/2042	2,705	2,769,619
5.00%, 05/15/2049	5,325	5,327,784
5.00%, 05/15/2052	1,575	1,558,385
California Municipal Finance Authority (CMFA 2025-2) Series 2025-2, Class A1 4.326%, 11/20/2040	3,366	3,417,642
Series 2025-2, Class A2 4.326%, 11/20/2040	2,693	2,619,199
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	1,001,645
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	560	545,413
4.00%, 11/15/2052	3,605	3,052,335
4.00%, 11/15/2056	1,685	1,402,537
California Municipal Finance Authority (EL Camino PA LP) Series 2026 2.50%, 03/01/2046	3,250	3,250,716
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.375%, 01/01/2055(c)	2,000	2,002,232
5.50%, 01/01/2060(c)	3,000	3,018,050
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	1,066,788
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,006,035
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	5,000	4,494,342
5.00%, 12/31/2036	5,685	5,870,025
5.00%, 12/31/2037	4,000	4,120,027
5.00%, 12/31/2047	5,505	5,533,565
AG Series 2018 3.25%, 12/31/2032	1,000	993,100

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	$655	$720,322
5.00%, 04/01/2040	535	585,492
5.00%, 04/01/2049	1,300	1,335,594
5.00%, 04/01/2054	2,170	2,208,013
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	11,680	12,242,322
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	8,000	8,155,866
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(f) (g)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(c)	1,250	1,251,572
Series 2019 5.00%, 11/21/2045(c)	9,000	9,183,746
Series 2023 5.00%, 07/01/2035(c)	2,000	2,230,788
5.00%, 07/01/2038(c)	1,000	1,093,937
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	9,059,825
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,067,674
California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2049	750	767,741
5.00%, 11/01/2054	2,000	2,032,573
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,006,200
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,749,949

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	$4,675	$4,675,720
Series 2016 5.25%, 07/01/2052(c)	2,500	2,500,984
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,901,989
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,205,945
5.00%, 06/01/2047(c)	1,565	1,482,997
California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	700	665,015
5.00%, 06/01/2053(c)	1,775	1,622,654
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,105,631
Series 2022 5.00%, 10/01/2061(c)	2,000	1,930,739
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(f) (g) (h)	2,325	1,395,000
5.00%, 06/01/2051(f) (g) (h)	2,910	1,746,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	431,457
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,798,227
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	556,987
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	1,000,067
Series 2022 5.00%, 08/01/2032(c)	640	675,560
5.75%, 08/01/2052(c)	1,650	1,719,531
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,882,135
5.25%, 07/01/2052(c)	2,755	2,705,846
5.375%, 07/01/2056(c)	1,990	1,978,397
5.50%, 07/01/2062(c)	1,775	1,775,182

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	$935	$949,759
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,003,882
Series 2020-A 4.00%, 07/01/2055(c)	835	696,808
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,376,000
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	573,559
5.50%, 08/01/2047(c)	525	534,263
California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	825,593
5.00%, 06/01/2053(c)	2,025	2,089,782
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	2,350	2,134,968
5.125%, 06/01/2059(c)	1,500	1,371,113
5.125%, 06/01/2064(c)	2,350	2,122,300
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,000,457
5.00%, 06/01/2046(c)	2,500	2,413,497
Series 2017 5.125%, 06/01/2047(c)	950	919,757
Series 2017-G 5.00%, 06/01/2037(c)	360	362,217
5.00%, 06/01/2053(c)	2,075	1,918,643
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	520	520,292
6.00%, 10/01/2049	715	714,984
California State Public Works Board (California State Public Works Board Lease) Series 2025 5.00%, 04/01/2043	2,000	2,274,484
5.00%, 04/01/2044	3,000	3,366,634
5.00%, 04/01/2045	2,615	2,900,620

	Principal Amount (000)	U.S. $ Value

California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2049	$1,500	$1,605,664
5.05%, 04/01/2032	2,000	2,106,009
5.06%, 04/01/2033	1,000	1,053,951
California State University (California State University) Series 2017-B 3.899%, 11/01/2047	4,900	4,249,201
Series 2020-D 1.49%, 11/01/2028	1,500	1,421,674
Series 2021-B 2.144%, 11/01/2033	6,000	5,240,422
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,669,774
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,023,681
5.00%, 05/15/2035	1,410	1,441,437
5.00%, 05/15/2036	1,500	1,531,329
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,076,580
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,058,143
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	19,310	20,651,315
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,002,228
5.00%, 06/01/2046(c)	1,500	1,485,191
Series 2019 5.00%, 06/01/2051(c)	3,165	3,050,681
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,018,342
5.25%, 12/01/2056(c)	1,700	1,700,870

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	$2,295	$2,362,047
5.25%, 07/01/2049(c)	2,675	2,685,597
5.25%, 07/01/2052(c)	1,565	1,565,576
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	8,050	8,624,921
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	2,000	2,219,707
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AG Series 2017-A 5.00%, 05/01/2043	1,000	1,015,814
City of Fairfield CA (City of Fairfield CA COP) AG Series 2007 Zero Coupon, 04/01/2035	3,700	2,850,101
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	4,017,021
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,446,389
5.00%, 09/01/2048	4,250	4,284,353
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2028	3,000	3,169,630
Series 2021 5.00%, 05/15/2030	1,365	1,507,824
Series 2022 3.25%, 05/15/2049	2,000	1,517,105
5.00%, 05/15/2027	2,465	2,542,331
5.00%, 05/15/2045	1,500	1,574,861
Series 2022-A 5.00%, 05/15/2035	3,000	3,374,681
Series 2025 4.25%, 05/15/2041	3,320	3,451,536
5.00%, 05/15/2036	8,760	10,227,858
5.00%, 05/15/2037	5,000	5,771,543
5.00%, 05/15/2055	17,850	18,324,910
5.25%, 05/15/2045	1,100	1,202,264
5.50%, 05/15/2055	3,900	4,190,777
City of Oakland CA (City of Oakland CA) Series 2025 4.904%, 07/15/2035	1,055	1,093,847

	Principal Amount (000)	U.S. $ Value

City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2028	$530	$538,268
5.00%, 09/02/2030	745	756,491
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,350,361
5.00%, 09/01/2034	1,000	1,026,291
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	644,809
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,122,904
5.00%, 03/01/2034	2,000	2,040,245
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,038,448
5.00%, 01/01/2047	3,895	3,927,945
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,548,108
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,344,137
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,630,518
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	704,700
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,789,362
Compton Community College District (Compton Community College District) Series 2012-C Zero Coupon, 08/01/2031	1,900	1,661,682
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AG Series 2022-A 5.25%, 08/01/2032	3,500	3,979,408

	Principal Amount (000)	U.S. $ Value

Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	$2,100	$2,101,596
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,826,260
5.00%, 09/01/2052	2,500	2,544,864
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	995,863
5.00%, 09/01/2045	1,250	1,253,681
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2025-A 5.25%, 07/01/2041	1,000	1,134,258
5.25%, 07/01/2042	2,120	2,380,178
5.25%, 07/01/2043	425	471,855
5.25%, 07/01/2045	2,000	2,170,253
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,702,139
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	721,469
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	4,000	3,331,704
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	6,000	4,990,123
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	2,000	1,395,918
4.00%, 07/01/2058(c)	1,000	542,921
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,828,440

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	$1,000	$706,997
4.00%, 12/01/2056(c)	1,000	761,580
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	813,446
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,412,638
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	2,013,634
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	721,102
4.00%, 10/01/2048(c)	3,000	2,381,733
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,047,337
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,832	1,742,724
Series 2022-ML13, Class XCA 0.959%, 07/25/2036(d)	5,143	278,648
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,602,272
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-C 4.00%, 01/15/2043	1,500	1,507,725
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(c)	10,000	10,104,267
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,175	2,882,377
3.115%, 06/01/2038	5,000	4,326,910
3.293%, 06/01/2042	2,000	1,599,467

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	$6,445	$5,989,741
Series 2021-B Zero Coupon, 06/01/2066	37,370	3,984,221
Series 2022 5.00%, 06/01/2051	10,000	9,943,717
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	422,861
Zero Coupon, 09/01/2050	1,250	386,816
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	996,661
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	4,234,159
5.50%, 11/15/2037	5,300	6,461,105
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	7,830	8,670,940
Series 2024-B 5.00%, 07/01/2038	1,640	1,861,201
Series 2024-E 5.00%, 07/01/2039	1,660	1,880,456
Series 2025-A 5.00%, 07/01/2050	5,000	5,255,501
Series 2025-B 5.00%, 07/01/2033	8,335	9,716,811
5.00%, 07/01/2034	3,000	3,534,425
BAM Series 2025-A 5.00%, 07/01/2053	2,000	2,098,398
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,495	1,547,279
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	1,250	1,333,189
Series 2022-B 5.00%, 07/01/2043	8,750	9,392,617
Series 2022-D 5.00%, 07/01/2047	4,550	4,797,361
Series 2025-A 5.00%, 01/01/2030	5,000	5,434,414

	Principal Amount (000)	U.S. $ Value

Series 2025-B 5.00%, 07/01/2032	$1,000	$1,149,833
5.00%, 07/01/2033	3,300	3,847,088
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2016-B 3.00%, 07/01/2031	2,165	2,166,732
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,502,752
Series 2009-B 6.50%, 11/01/2039	10,000	12,513,761
7.00%, 11/01/2034	2,000	2,483,436
Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	1,000	1,021,708
5.00%, 09/01/2048	1,215	1,229,674
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	10,000	10,775,430
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,288,414
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	1,000	1,147,561
Series 2024-A 5.00%, 08/01/2031	1,000	1,126,269
5.00%, 08/01/2032	2,000	2,291,469
5.00%, 08/01/2034	2,060	2,417,787
Redding Joint Powers Financing Authority (Redding Joint Powers Financing Authority) Series 2015-A 5.00%, 06/01/2030	1,350	1,357,480
Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	500	532,756
5.00%, 09/01/2033	500	532,054
5.00%, 09/01/2037	2,235	2,361,116
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	5,149,872
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,383,038
4.00%, 06/01/2041	1,765	1,786,041

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.266% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	$1,385	$1,362,199
3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	5,192,634
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	704,129
5.00%, 07/01/2036	500	538,063
5.00%, 07/01/2037	250	267,775
5.00%, 07/01/2038	250	266,686
5.00%, 07/01/2039	255	271,039
5.00%, 07/01/2040	250	264,708
Series 2021-B 4.00%, 07/01/2041	3,010	3,053,689
5.00%, 07/01/2034	2,000	2,216,644
Series 2023 5.00%, 07/01/2043	1,185	1,277,323
5.00%, 07/01/2053	21,000	21,498,044
Series 2025 5.00%, 07/01/2034	2,500	2,934,926
5.00%, 07/01/2035	2,500	2,958,453
5.25%, 07/01/2037	2,555	3,011,424
5.25%, 07/01/2038	2,875	3,351,843
5.25%, 07/01/2050	10,000	10,574,553
5.50%, 07/01/2055	1,000	1,075,400
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2026-A 5.00%, 04/01/2044	1,000	1,149,799
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,010,511
5.00%, 08/01/2035	1,000	1,009,826
Series 2016-C 5.00%, 08/01/2032	1,000	1,010,790
5.00%, 08/01/2035	1,000	1,009,826
San Francisco Intl Airport (San Francisco Intl Airport) Series 2021-A 5.00%, 05/01/2035	1,500	1,657,000
Series 2022-A 5.00%, 05/01/2031	5,000	5,618,636
Series 2022-C 3.283%, 05/01/2036	3,000	2,745,925
Series 2023-E 5.00%, 05/01/2030	1,000	1,103,796
5.50%, 05/01/2041	5,350	6,067,251
Series 2024 5.00%, 05/01/2037	5,265	6,014,835
5.25%, 05/01/2042	10,185	11,376,986
Series 2025-D 5.00%, 05/01/2031	2,000	2,247,455

	Principal Amount (000)	U.S. $ Value

5.50%, 05/01/2055	$4,000	$4,303,460
Series 2025-E 5.25%, 05/01/2055	12,475	13,150,783
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,878,177
San Mateo Union High School District (San Mateo Union High School District) Series 2026 5.00%, 09/01/2029(e)	1,125	1,231,522
5.00%, 09/01/2031(e)	1,345	1,540,631
5.00%, 09/01/2032(e)	1,125	1,312,513
5.00%, 09/01/2033(e)	1,250	1,484,075
5.00%, 09/01/2034(e)	1,800	2,167,450
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A Zero Coupon, 08/01/2036	15,395	10,384,382
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	4,697,476
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026	3,990	4,052,852
5.00%, 09/01/2027	2,160	2,262,329
5.00%, 09/01/2033	1,150	1,401,144
5.00%, 09/01/2034	1,010	1,249,634
5.00%, 09/01/2035	1,110	1,388,074
5.00%, 09/01/2036	1,015	1,259,305
5.00%, 09/01/2037	1,110	1,361,427
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,600	3,873,234
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	6,280	7,110,168
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,160	2,472,012
5.00%, 07/01/2041	4,925	5,453,944
5.00%, 07/01/2048	4,275	4,505,661
5.25%, 07/01/2053	8,985	9,485,632
Series 2024 5.00%, 07/01/2042	1,000	1,112,719
5.00%, 07/01/2044	1,000	1,090,065
5.00%, 07/01/2053	2,540	2,650,040

	Principal Amount (000)	U.S. $ Value

State of California (State of California) Series 2004 5.30%, 04/01/2029	$5	$5,013
Series 2009 7.30%, 10/01/2039	1,205	1,431,045
7.55%, 04/01/2039	1,000	1,235,488
Series 2023 5.25%, 10/01/2050	5,000	5,404,755
5.25%, 09/01/2053	20,000	21,600,292
6.00%, 03/01/2033	8,000	8,935,791
Series 2024 5.15%, 09/01/2034	2,000	2,130,949
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AG Series 2016-A 5.00%, 09/01/2033	2,800	2,836,310
5.00%, 09/01/2034	1,000	1,012,666
Successor Agency to the Redev of San Francisco - Mission Bay North (Successor Agency to the Redev of San Francisco - Mission Bay North) Series 2016-A 5.00%, 08/01/2032	1,025	1,036,059
5.00%, 08/01/2034	1,105	1,116,298
5.00%, 08/01/2035	595	600,846
5.00%, 08/01/2036	775	782,210
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	10,000	1,615,673
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,063,680
5.00%, 06/01/2048	8,610	8,659,126
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	1,000	1,031,060
5.00%, 10/01/2045	2,000	2,024,761
5.00%, 10/01/2049	2,200	2,203,603
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,845,892
Series 2025-C 5.25%, 05/15/2040	3,250	4,135,204
5.50%, 05/15/2040	4,500	5,467,508
Series 2026-C 5.00%, 11/15/2039(e)	4,850	5,945,823
Upland Unified School District (Upland Unified School District) Series 2011-C Zero Coupon, 08/01/2035	1,020	782,976

	Principal Amount (000)	U.S. $ Value

Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	$2,000	$2,036,655
5.00%, 07/01/2033	1,500	1,525,965
Series 2023-B 5.25%, 08/01/2048	1,750	1,912,737
AG Series 2023-B 4.25%, 08/01/2045	1,225	1,251,200
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,013,803

		1,272,596,944

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	1,385	1,481,424

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	103,503

Guam – 1.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	273,039
5.375%, 10/01/2043	1,050	1,115,859
Series 2024-A 5.25%, 10/01/2035	535	604,660
5.25%, 10/01/2036	200	224,753
5.25%, 10/01/2038	1,050	1,163,847
5.25%, 10/01/2039	1,055	1,161,924
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,038,065
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	2,940	3,008,848
5.00%, 10/01/2037	1,300	1,328,105
Series 2022-A 5.00%, 10/01/2044	3,365	3,517,255
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,854,417
5.00%, 12/01/2030	415	420,277
5.00%, 12/01/2032	455	460,359

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$3,000	$2,983,230
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	190	202,026

		21,356,664

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(f) (g)	47	5

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,509	2,895,472

Puerto Rico – 1.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	914,863
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,654,721
5.00%, 07/01/2035(c)	1,945	2,031,716
Series 2021-C 3.75%, 07/01/2027(c)	1,000	1,001,760
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	1,000	1,034,805
NATL Series 2007-V 5.25%, 07/01/2032	1,000	1,025,736
5.25%, 07/01/2034	1,000	1,023,764
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	172	172,126
6.625%, 01/01/2028	1,313	1,315,365
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,145,574

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	$980	$981,703
4.55%, 07/01/2040	90	90,573
5.00%, 07/01/2058	2,900	2,840,370

		16,233,076

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	997,662

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2049(c)	100	94,084

Wisconsin – 0.6%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(h)	2,000	1,906,216
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	5,505	6,125,078

		8,031,294

Total Long-Term Municipal Bonds (cost $1,321,820,804)		1,323,790,128

Short-Term Municipal Notes – 0.9%
California – 0.9%
County of Los Angeles CA (County of Los Angeles CA) Series 2025-A 5.00%, 06/30/2026	7,500	7,571,561
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.33%, 10/01/2047(c) (i)	5,000	5,000,000

Total Short-Term Municipal Notes (cost $12,553,069)		12,571,561

Total Municipal Obligations (cost $1,334,373,873)		1,336,361,689

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(f) (j) (k) (cost $518,457)	28,882	$84,047

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(l) (m) (n) (cost $11,945,743)	11,945,743	11,945,743

Total Investments – 100.4% (cost $1,346,838,073)(o)		1,348,391,479
Other assets less liabilities – (0.4)%		(5,644,588)

Net Assets – 100.0%		$1,342,746,891

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	18,414	$(1,425,674)	$(1,301,072)	$(124,602)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	36,500	10/15/2029	2.569%	CPI#	Maturity	$(176,481)	$—	$(176,481)
USD	35,500	10/15/2029	2.485%	CPI#	Maturity	(25,160)	—	(25,160)

						$(201,641)	$—	$(201,641)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(106,659)	$—	$(106,659)
USD	24,500	10/15/2030	1 Day SOFR	4.092%	Annual	940,242	—	940,242
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	367,953	—	367,953
USD	7,300	02/15/2035	3.603%	1 Day SOFR	Annual	(66,200)	(513)	(65,687)
USD	23,500	09/25/2035	3.587%	1 Day SOFR	Annual	(102,975)	—	(102,975)

						$1,032,361	$(513)	$1,032,874

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$513,169	$—	$513,169

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $229,341,822 or 17.1% of net assets.

(d)	IO - Interest Only.
(e)	When-Issued or delayed delivery security.
(f)	Non-income producing security.
(g)	Defaulted.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.37% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017	$5,248,955	$3,141,000	0.23%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,906,216	0.14%

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,945,729 and gross unrealized depreciation of investments was $(30,172,523), resulting in net unrealized appreciation of $2,773,206.

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Glossary:

AD – Assessment District

AG – Assured Guaranty Inc.

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,323,790,128	$—	$1,323,790,128
Short-Term Municipal Notes	—	12,571,561	—	12,571,561
Preferred Stocks	—	—	84,047	84,047
Short-Term Investments	11,945,743	—	—	11,945,743

Total Investments in Securities	11,945,743	1,336,361,689	84,047	1,348,391,479
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,308,195	—	1,308,195
Interest Rate Swaps	—	513,169	—	513,169
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,425,674)	—	(1,425,674)
Centrally Cleared Inflation (CPI) Swaps	—	(201,641)	—	(201,641)
Centrally Cleared Interest Rate Swaps	—	(275,834)	—	(275,834)

Total	$11,945,743	$1,336,279,904	$84,047	$1,348,309,694

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2026 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$13,920	$230,473	$232,447	$11,946	$341